State Street Bank and Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

March 2, 2012

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Money Market Portfolios/Bond Portfolios, Equity Portfolios, Philadelphia International Small Cap Fund (Class I and Class IV), Philadelphia International Emerging Markets Fund (Class I and Class IV), Philadelphia International Fund, and Small Cap Equity Portfolio (Institutional Shares) Prospectuses, each dated February 28, 2012, do not differ from those contained in Post-Effective Amendment No. 55, filed electronically on February 24, 2012, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.

Sincerely,

/s/ David James

David James